Other Income	6 Months Ended
Jun. 30, 2019
OTHER INCOME [Abstract]
Other Income

NOTE 16 – OTHER INCOME

On November 15, 2012 (as amended and supplemented  in March 2014 and December 2017), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. Net of the $3,638 change in estimate of the guarantee claim receivable recorded during the three month period ended June 30, 2019, the claim amounted to $14,362 for the six month period ended June 30, 2019, presented under the captions “Amounts due from related parties-short term” and “Amounts due from related parties-long term” in the condensed Consolidated Balance Sheets. In July 2019, it was agreed that the claim will be repayable in three installments of $4,362 in the fourth quarter 2019, $5,000 in the third quarter 2020 and $5,000 in the first quarter 2021.